Consolidated income statements - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Operating revenues	$ 5,930	$ 5,786	$ 11,664	$ 11,376
Operating costs	(3,335)	(3,356)	(6,660)	(6,692)
Severance, acquisition and other costs	(39)	(24)	(63)	(24)
Depreciation	(888)	(787)	(1,770)	(1,567)
Amortization	(223)	(221)	(444)	(433)
Finance costs
Interest expense	(281)	(246)	(564)	(486)
Interest on post-employment benefit obligations	(15)	(17)	(31)	(34)
Other (expense) income	(56)	(88)	45	(149)
Income taxes	(276)	(292)	(569)	(527)
Net earnings	817	755	1,608	1,464
Net earnings attributable to:
Common shareholders	761	704	1,501	1,365
Preferred shareholders	38	35	76	71
Non-controlling interest	18	16	31	28
Net earnings	$ 817	$ 755	$ 1,608	$ 1,464
Net earnings per common share - basic and diluted (in cad per share)	$ 0.85	$ 0.79	$ 1.67	$ 1.52
Average number of common shares outstanding - basic (millions) (in shares)	899.5	898.0	898.9	899.1